Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Rent expenses			$ 4,178	$ 3,514
Total rent expense	$ 922,000	$ 1,036,000